Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya International Index Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in equity	any borrowings for investment purposes) in
securities of companies, which are at the time of	investments tied to the Index.
purchase, included in the Index; convertible
securities that are convertible into stocks included
in the Index; other derivatives whose economic
returns are, by design, closely equivalent to the
returns of the Index or its components; and
exchange-traded funds that track the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in equity	any borrowings for investment purposes) in
securities of companies, which are at the time of	investments tied to the Index. For purposes of this
purchase, included in the Index; convertible	80% policy, investments tied to the Index include,
securities that are convertible into stocks included	without limitation, equity securities of companies
in the Index; other derivatives whose economic	included in the Index; depositary receipts
returns are, by design, closely equivalent to the	representing securities in the Index; convertible
returns of the Index or its components; and	securities that are convertible into equity
exchange-traded funds that track the Index. The	securities of companies included in the Index;
Portfolio will provide shareholders with at least 60	derivatives whose economic returns are, by
days’ prior notice of any change in this investment	design, closely equivalent to the returns of the
policy. Under normal market conditions, the	Index or its components; and exchange-traded
Portfolio invests all, or substantially all of its	funds (“ETFs”) that track the Index. Under
assets in these securities.	normal circumstances, the Portfolio invests all, or
substantially all, of its assets in these securities.

Voya International Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya International Index Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in equity	any borrowings for investment purposes) in
securities of companies, which are at the time of	investments tied to the Index.
purchase, included in the Index; convertible
securities that are convertible into stocks included
in the Index; other derivatives whose economic
returns are, by design, closely equivalent to the
returns of the Index or its components; and
exchange-traded funds that track the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in equity	any borrowings for investment purposes) in
securities of companies, which are at the time of	investments tied to the Index. For purposes of this
purchase, included in the Index; convertible	80% policy, investments tied to the Index include,
securities that are convertible into stocks included	without limitation, equity securities of companies
in the Index; other derivatives whose economic	included in the Index; depositary receipts
returns are, by design, closely equivalent to the	representing securities in the Index; convertible
returns of the Index or its components; and	securities that are convertible into equity
exchange-traded funds that track the Index. The	securities of companies included in the Index;
Portfolio will provide shareholders with at least 60	derivatives whose economic returns are, by
days’ prior notice of any change in this investment	design, closely equivalent to the returns of the
policy. Under normal market conditions, the	Index or its components; and exchange-traded
Portfolio invests all, or substantially all of its	funds (“ETFs”) that track the Index. Under
assets in these securities.	normal circumstances, the Portfolio invests all, or
substantially all, of its assets in these securities.